Consolidated Statements of Financial Position - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
NON-CURRENT ASSETS
Property, plant and equipment	¥ 9,110,000	¥ 60,443,000
Intangible assets	66,212,000	492,300,000
Right-of-use assets	7,149,000	3,060,000
Goodwill	764,000	237,225,000
Prepayments, other receivables and other assets	110,236,000	95,217,000
Deferred tax assets		7,736,000
Equity investment at fair value through profit or loss		1,000,000
Total non-current assets	193,471,000	896,981,000
CURRENT ASSETS
Inventories, net	778,000	7,307,000
Trade receivables, net	9,279,000	111,104,000
Prepayments, other receivables and other assets, net	35,311,000	34,101,000
Net investments in subleases		355,000
Due from related parties, net	2,377,000	306,000
Due from shareholders, net	99,000	100,000
Cash and cash equivalents	5,425,000	59,045,000
Total current assets	53,269,000	212,318,000
Total assets	246,740,000	1,109,299,000
EQUITY
Issued capital	198,000	194,000
Reserves	58,262,000	936,444,000
Equity attributable to equity holders of the parent	58,460,000	936,638,000
Non-controlling interests	2,328,000	5,021,000
Total equity	60,788,000	941,659,000
NON-CURRENT LIABILITIES
Interest-bearing loans and borrowings		6,046,000
Contract liabilities	415,000	366,000
Deferred tax liabilities		1,417,000
Lease liabilities	4,650,000	793,000
Total non-current liabilities	5,065,000	8,622,000
CURRENT LIABILITIES
Trade payables	35,012,000	30,514,000
Other payables and accruals	50,163,000	58,178,000
Contract liabilities	20,688,000	23,506,000
Due to a shareholder	325,000	325,000
Due to a related party	488,000
Interest-bearing loans and borrowings	69,045,000	41,493,000
Lease liabilities	4,123,000	2,486,000
Income tax payable	1,043,000	2,516,000
Total current liabilities	180,887,000	159,018,000
Total liabilities	185,952,000	167,640,000
Total equity and liabilities	¥ 246,740,000	¥ 1,109,299,000